April 22, 2005


Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re:  Vanguard Bond Index Funds
     File No.  33-6001
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Commissioners:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,


Frances Han
Associate Counsel

The Vanguard Group, Inc.